Cash and cash equivalents - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents	$ 171,897	$ 32,372	[1]	$ 42	$ 955
Senior Syndicated Facility Agreement
Cash and cash equivalents
Minimum cash to be maintained	30,000
Cash and cash equivalents	30,000	$ 30,000		$ 0
Facility B
Cash and cash equivalents
Credit facility undrawn and available amount	$ 25,000

[1]	*Refer to Note 26 for the details of restatement of comparatives upon the finalization of purchase price allocation.